Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 17. Stockholders’ Equity

Common Stock

At the consummation of the Contribution and Exchange, the Company issued 7,335,018 shares of its Class A common stock to Turning Point shareholders, in exchange for 9,842,373 shares of Turning Point stock, and 857,714 shares of its Class A common stock, in exchange for the Company’s outstanding common stock. The Company also issued 13,700 shares of Class A common stock to holders of the Company’s restricted stock, which vested at the time of the Contribution and Exchange. Following the consummation of the Contribution and Exchange, the Company distributed a dividend of one share of Class B common stock for each outstanding share of Class A common stock, for a total issuance of 8,190,166 shares of Class B common stock. In addition, under the Fifth Amended and Restated Certificate of Incorporation, which became effective at the time of the Contribution and Exchange, the number of authorized shares of the Company’s common stock, $0.01 par value per share, was increased from 50,000,000 to 330,000,000, of which 300,000,000 are Class A common stock and 30,000,000 are Class B common stock.

The Company has two classes of common stock, Class A and Class B; shares of Class B common stock are convertible into shares of Class A common stock at any time, on a one-for-one basis. Shares of Class A common stock and Class B common stock have the same rights and powers, rank equally, share ratably and are identical in all respects and as to all matters, except that (i) each share of Class B common stock shall have the right to 10 votes per share and (ii) the shares of Class B common stock shall be convertible into shares of Class A common stock automatically upon the transfer of such shares of Class B common stock, with certain exceptions, or upon the affirmative vote of holders of two-thirds of the then-outstanding shares of Class B common stock or voluntarily by the holder of such shares of Class B common stock.

The Sixth Amended and Restated Certificate of Incorporation was approved by the Company’s stockholders by partial written consent on July 14, 2017, and in accordance with the rules of the Securities and Exchange Commission and Delaware corporation law regarding approval by partial written consent, became effective when filed with the Secretary of State of the State of Delaware on August 18, 2017.

Preferred Stock

On May 30, 2017, under the Fifth Amended and Restated Certificate of Incorporation, the Company increased the number of authorized shares of the Company’s Preferred Stock, $0.01 par value per share, from 19,664,362 to 50,000,000, all of which is designated as blank check preferred stock. No changes with respect to preferred stock were made in the Sixth Amended and Restated Certificate of Incorporation.

Common Stock Repurchase Program

On June 29, 2017, the Company’s Board of Directors authorized a program, effective immediately, to repurchase shares of the Company’s Class A common stock or Class B common stock, par value $0.01 per share, constituting, in the aggregate, up to 5% of the outstanding shares of common stock. Shares of the common stock may be repurchased in the open market or through negotiated transactions. The program may be terminated or suspended at any time at the discretion of the Company.

The time of purchases and the exact number of shares to be purchased, if any, will depend on market conditions. The repurchase program does not include specific price targets or timetables. The Company intends to finance the purchases using available working capital.

Pursuant to this program, repurchases of 270,491 shares of common stock were made during the year ended December 31, 2019 for a cost of $3.5 million. During the year ended December 31, 2018, repurchases of 103,492 shares of common stock were made for a cost of $1.4 million. As of December 31, 2018, $0.8 million was included in accrued liabilities on the consolidated balance sheets for unsettled repurchases. No amounts were included in accrued liabilities on the consolidated balance sheets for unsettled repurchases as of December 31, 2019.

Equity Issuance

In January 2018, the Company issued 181,825 shares of its Class A common stock in a private placement for gross proceeds of $2.0 million.

In March 2018, the Company granted 18,834 shares of restricted stock with immediate vesting to individuals for services performed. These shares were granted outside of the Company’s 2017 Omnibus Equity Compensation Plan.

Dividends paid by Turning Point

On November 9, 2017, Turning Point’s Board of Directors approved the initiation of a cash dividend to shareholders.  The initial quarterly dividend of $0.04 per common share was paid on December 15, 2017 to shareholders of record at the close of business on November 27, 2017. The most recent dividend of $0.05 per common share, an increase of approximately 11%, will be paid on April 10, 2020, to shareholders of record at the close of business on March 20, 2020.

Dividends, among other disbursements assets, are classified as restricted payments within the 2018 Credit Facility. Turning Point is generally permitted to make restricted payments provided that, at the time of payment, or as a result of payment, Turning Point is not in default. Additional restrictions limit the aggregate amount of restricted, quarterly dividends during a fiscal year to the aggregate amount of mandatory and voluntary principal payments made on the priority term loans during the fiscal year.